Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of classes of share capital [line items]
Book value of shares purchased for cancellation		$ 727
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value of shares purchased for cancellation	$ 0	727
Book value of shares purchased for cancellation		$ 86
Average cost of shares purchased for cancellation	$ 0	$ 104.02
Average book value of shares purchased for cancellation	$ 0	$ 12.34